Summary of Significant Accounting Policies - Asset Retirement Obligations (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Opening balance	2,549,928	2,351,464	2,166,691
Accretion expense	50,072	198,464	184,773
Ending balance	2,600,000	2,549,928	2,351,464